Goodwill (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Goodwill
Balance at December 31, 2022 and 2023	¥ 4,241,541	$ 597,409
Goodwill, balance at the beginning of period	4,241,541
Express delivery services
Goodwill
Balance at December 31, 2022 and 2023	4,157,111
Goodwill, balance at the beginning of period	4,157,111
Freight forwarding services
Goodwill
Balance at December 31, 2022 and 2023	84,430
Goodwill, balance at the beginning of period	¥ 84,430